Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Operating expenses
Salaries and social security costs	£ 1,555	£ 1,479	£ 1,493
Pensions and other post-retirement benefit schemes (note 14)	284	294	272
Restructuring and other staff costs	117	168	129
Total administrative expenses	1,956	1,941	1,894
Premises and equipment	130	230	237
Other expenses:
IT, data processing and communications	584	539	474
UK bank levy	0	211	0
Operations, marketing and other	559	531	488
Other expenses	1,143	1,281	962
Depreciation and amortisation	1,243	1,334	1,398
Goodwill impairment	0	4	0
Regulatory provisions (note 15)	425	287	177
Total operating expenses	£ 4,897	£ 5,077	£ 4,668